Fair Value (Details 3) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding for loans held for sale
Gain (Loss)	$ 24,000	$ 30,000
Estimate of Fair Value Measurement [Member]
Difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding for loans held for sale
Loans held for sale	763,000	1,118,000
Contractual Principal [Member]
Difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding for loans held for sale
Loans held for sale	$ 739,000	$ 1,088,000